Risk Management (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2019 CLP ($) Segment	Dec. 31, 2018 CLP ($)
Disclosure of renegotiated assets [line items]
Percentage of renegotiated portfolio of Banco de Chile on total loans	1.99%
Redefault rate of renegotiated portfolio for retail segment (as a percent)	35.80%
Average term of commercial credit renegotiated loans (in months)	56 months
Amortised costs of financial assets modified during the period	$ 227,718
Net modification loss	$ 81,974
Maximum percentage of provisions on renegotiated loans	99.00%
Period of default prior to renegotiation (in months)	6 months
Maximum overdue period for provision of decrease in renegotiated payment behaviour	30 days
Period for renegotiated payment behaviour	7 months
Period used to test for impairment of loans	90 days
Number of collateral assets | Segment	235,878
Value of guarantees, classified as impaired	$ 100,133	$ 85,721
Value of guarantees, classified as non-impaired	$ 344,098	95,634
Number of directors in Finance, International and Financial Risk Committee | Segment	4
Minimum amount for review of approved application by Directors Credit Committee	$ 750,000
Number of directors in Portfolio Risk Committee | Segment	2
Assets received in lieu of payment	$ 18,737	$ 24,871
Annual increase in th regulatory limit of LCR	0.1
Maximum exposure to credit risk does not exceed (in percentage)	10.00%	10.00%
Maximum potential loss impact on the trading book	$ 15,500
Risk categories, discription	There are 5 risk categories (0%, 10%, 20%, 60% and 100%). For example, cash, deposits in other banks and financial instruments issued by the Central Bank of Chile have 0% risk, which means that, according to current standards, no capital is required to back these assets. Properties and equipment have a 100% risk, which means that they must have a minimum capital equivalent to 8% of the amount of these assets and in the case of the Bank of Chile 10%.
Credit Exposure Factor [Member]
Disclosure of renegotiated assets [line items]
Maximum percentage of provisions on renegotiated loans	50.00%
Maximum exposure to credit risk does not exceed (in percentage)	95.00%
Confidence level [Member]
Disclosure of renegotiated assets [line items]
Maximum percentage of provisions on renegotiated loans	99.00%
Confidence level 1 [Member]
Disclosure of renegotiated assets [line items]
Maximum percentage of provisions on renegotiated loans	99.00%